Cover	Apr. 27, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43247
Entity Registrant Name	CHURCHILL CAPITAL CORP XII
Entity Central Index Key	0002114227
Entity Tax Identification Number	98-1922580
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	640 Fifth Avenue
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	380-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-tenth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-tenth of one redeemable warrant
Trading Symbol	CXIIU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CXII
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	CXIIW
Security Exchange Name	NASDAQ